Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance (in shares) | shares	2,337,968	2,579,270	3,822,020
Number of options, options exercisable (in shares) | shares	1,624,569	1,949,184	1,845,050	2,650,375
Number of options, options exercised (in shares) | shares	(490,373)	(190,076)	(868,655)
Number of options, options cancelled (in shares) | shares	(9,626)	(51,216)	(91,305)
Number of options, options forfeited (in shares) | shares		(10)	(282,790)
Number of options, ending balance (in shares) | shares	1,837,969	2,337,968	2,579,270	3,822,020
Average exercise price per share, beginning balance (in euros per share) | € / shares	€ 77.13	€ 75.61	€ 70.58
Average exercise price per share, options exercisable (in euros per share) | € / shares	78.89	78.15	74.51	€ 67.14
Average exercise price per share, options exercised (in euros per share) | € / shares	71.39	59.53	59.20
Average exercise price per share, options cancelled (in euros per share) | € / shares	80.56	65.84	87.73
Average exercise price per share, options forfeited (in euros per share) | € / shares		50.48	54.12
Average exercise price per share, ending balance (in euros per share) | € / shares	€ 78.64	€ 77.13	€ 75.61	€ 70.58
Total, beginning balance | €	€ 180	€ 195	€ 270
Total, options exercisable | €	128	152	137	€ 178
Total, options exercised | €	(35)	(11)	(52)
Total, options cancelled | €	(1)	(3)	(8)
Total, options forfeited | €		0	(15)
Total, ending balance | €	€ 145	€ 180	€ 195	€ 270